Financial Instruments - Schedule of Liabilities As Per Statement Of Financial Position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Book value	R$ 27,180,502	R$ 16,324,207
Other liabilities	145,501	10,369
Deposits from banking customers
Disclosure of financial liabilities [line items]
Book value	2,201,861	900,454
Accounts payable to clients
Disclosure of financial liabilities [line items]
Book value	15,726,503	8,848,038
Trade accounts payable
Disclosure of financial liabilities [line items]
Book value	372,547	180,491
Loans And Financing [Member]
Disclosure of financial liabilities [line items]
Book value	6,135,215	1,709,100
Obligations to FIDC quota holders
Disclosure of financial liabilities [line items]
Book value	2,227,174	4,374,550
Derivative financial instruments (a)
Disclosure of financial liabilities [line items]
Book value	23,244	16,233
Other liabilities
Disclosure of financial liabilities [line items]
Book value	493,958	295,341
Amortized cost
Disclosure of financial liabilities [line items]
Book value	26,828,802	16,038,812
Amortized cost | Deposits from banking customers
Disclosure of financial liabilities [line items]
Book value	2,201,861	900,454
Amortized cost | Accounts payable to clients
Disclosure of financial liabilities [line items]
Book value	15,726,503	8,848,038
Amortized cost | Trade accounts payable
Disclosure of financial liabilities [line items]
Book value	372,547	180,491
Amortized cost | Loans And Financing [Member]
Disclosure of financial liabilities [line items]
Book value	6,135,215	1,709,100
Amortized cost | Obligations to FIDC quota holders
Disclosure of financial liabilities [line items]
Book value	2,227,174	4,374,550
Amortized cost | Derivative financial instruments (a)
Disclosure of financial liabilities [line items]
Book value	0	0
Amortized cost | Other liabilities
Disclosure of financial liabilities [line items]
Book value	165,502	26,179
FVPL
Disclosure of financial liabilities [line items]
Book value	351,700	282,736
FVPL | Deposits from banking customers
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Accounts payable to clients
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Trade accounts payable
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Loans And Financing [Member]
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Obligations to FIDC quota holders
Disclosure of financial liabilities [line items]
Book value	0	0
FVPL | Derivative financial instruments (a)
Disclosure of financial liabilities [line items]
Book value	23,244	13,574
FVPL | Other liabilities
Disclosure of financial liabilities [line items]
Book value	328,456	269,162
FVOCI
Disclosure of financial liabilities [line items]
Book value	0	2,659
FVOCI | Deposits from banking customers
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Accounts payable to clients
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Trade accounts payable
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Loans And Financing [Member]
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Obligations to FIDC quota holders
Disclosure of financial liabilities [line items]
Book value	0	0
FVOCI | Derivative financial instruments (a)
Disclosure of financial liabilities [line items]
Book value	0	2,659
FVOCI | Other liabilities
Disclosure of financial liabilities [line items]
Book value	R$ 0	R$ 0